CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Net cash (used in) provided by operating activities	$ (89,846)	$ 1,049,912	$ (693,186)	$ 916,620
Net cash (used in) provided by investing activities	(4,500,162)	4,042,168	(4,521,161)	3,973,477
Net cash provided by financing activities	46,313	2,609,952	5,865,288	2,361,396
Previously Reported [Member]
Net cash (used in) provided by operating activities	546,069	1,456,421	(57,804)	1,613,207
Net cash (used in) provided by investing activities	(4,410,524)	4,033,470	(4,431,513)	4,085,236
Net cash provided by financing activities	(592,814)	2,227,904	5,221,864	1,546,854
Revision of Prior Period, Reclassification, Adjustment [Member]
Net cash (used in) provided by operating activities	(635,915)	(406,509)	(635,382)	(696,587)
Net cash (used in) provided by investing activities	(89,638)	8,698	(89,648)	(111,759)
Net cash provided by financing activities	$ 639,127	$ 382,048	$ 643,424	$ 814,542